Notes to consolidated statement of profit and loss and other comprehensive income - Income tax expense - Restructuring (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
ARGENX BVBA
Notes to consolidated statement of profit and loss and other comprehensive income
Additional tax deductible costs	€ 79.9